Summary of Significant Accounting Policies	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2023	Mar. 31, 2023
Accounting Policies [Line Items]
Significant Accounting Policies
NOTE
2-SUMMARY

OF SIGNIFICANT ACCOUNTING POLICIES
Basis of Presentation
The accompanying unaudited consolidated financial statements are presented in U.S. dollars in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for financial information and pursuant to the rules and regulations of the SEC. Accordingly, they do not include all of the information and footnotes required by GAAP. In the opinion of management, the unaudited consolidated financial statements reflect all adjustments, which include only normal recurring adjustments necessary for the fair statement of the balances and results for the periods presented. Operating results for the three months ended March 31, 2024 are not necessarily indicative of the results that may be expected through December 31, 2024 or any future periods.
The accompanying unaudited consolidated financial statements should be read in conjunction with the audited financial statements and notes thereto included in the Annual Report on Form
10-K

filed by the Company with the SEC on February 29, 2024.

Principles of Consolidation
The accompanying consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All significant intercompany balances and transactions have been eliminated in consolidation.
Use of Estimates
The preparation of unaudited consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the unaudited consolidated financial statements and the reported amounts of expenses during the reporting period.
Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Two of the more significant accounting estimates included in these financial statements is the determination of the fair value of the warrant liability and PIPE with reduction right liability. Such estimates may be subject to change as more current in form
ation b
eco
mes available and the actual results could differ significantly from those estimates.
Cash Equivalents
The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. There were no cash equivalents as of March 31, 2024.
Concentration of Credit Risk
Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash accounts in a financial institution, which, at times, may exceed the Federal Deposit Insurance Corporation limit of $250,000, and investments held in Trust Account. The Company has not experienced losses on these accounts.
Investments Held in Trust Account
The Company’s portfolio of investments was comprised solely of U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act, with a maturity of 185 days or less, or investments in money market funds that invest in U.S. government securities, or a combination thereof until January 2024, when the trustee liquidated such investments and moved the proceeds to an interest-bearing demand deposit account. The Company classifies its U.S. Treasury and equivalent securities as held to maturity in accordance with ASC Topic 320, “Investments-Debt and Equity Securities.”
Held-to-maturity
securities are those securities which the Company has the ability and intent to hold until maturity.
Held-to-maturity
treasury securities are recorded at amortized cost on the accompanying consolidated balance sheets and adjusted for the amortization or accretion of premiums or discounts. Money market funds and demand deposits are presented at fair value at the end of each reporting period (see Note 11).
Offering Costs
Offering costs consisted of underwriting, legal, accounting and other expenses incurred directly related to the Initial Public Offering. Upon completion of the Initial Public Offering, offering costs were allocated to the separable financial instruments issued in the Initial Public Offering based on a relative fair value basis, compared to total proceeds received. Offering costs associated with warrant liability were charged to operations. Offering costs allocated to Class A Ordinary Shares were initially charged to temporary equity and then accreted to ordinary shares subject to possible redemption upon the completion of the Initial Public Offering. Offering costs

amounted

to $
42,130,216
, of which $
42,110,034
was charged to temporary equity upon the completion of the Initial Public Offering and $
20,182
was expensed to the unaudited consolidated statements of operations.
Class A Ordinary Shares Subject to Possible Redemption
The Company accounts for its Class A Ordinary Shares subject to possible redemption in accordance with the guidance in ASC Topic 480, “Distinguishing Liabilities from Equity.” Ordinary shares subject to mandatory redemption are classified as a liability instrument and are measured at fair value. Conditionally redeemable ordinary shares (including ordinary shares that feature redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) are classified as temporary equity. At all other times, ordinary shares are classified as shareholders’ equity (deficit). The Company’s Class A Ordinary Shares feature certain redemption rights that are considered to be outside of the Company’s control and subject to occurrence of uncertain future events. Accordingly, at March 31, 2024 and December 31, 2023, Class A Ordinary Shares subject to possible redemption are presented at redemption value as temporary equity, outside of the shareholders’ deficit section of the Company’s consolidated balance sheets.
The Company recognizes changes in redemption value immediately as they occur and adjusts the carrying value of Class A Ordinary Shares to equal the redemption value at the end of each reporting period. Increases or decreases in the carrying amount of redeemable ordinary shares are affected by charges against additional paid-in
capital and accumulated deficit.
As of March 31, 2024 and December 31, 2023, the Class A Ordinary Shares reflected on the consolidated balance sheets are reconciled in the following table:

Gross proceeds	$750,000,000
Less:
Fair value of Public Warrants at issuance	(36,750,000)
Class A Ordinary Share issuance costs	(42,110,034)
Plus:
Accretion of carrying value to redemption value	123,510,300

Class A Ordinary Shares subject to possible redemption, December 31, 2023	794,650,266
Plus:
Waiver of offering costs allocated to Class A Ordinary Share subject to possible redemption	17,325,000
Less:
Accretion of carrying value to redemption value	(7,846,453)

Class A Ordinary Shares subject to possible redemption, March 31, 2024	$804,128,813

Derivative Financial Instruments
The Company accounts for derivative financial instruments in accordance with ASC Topic 815, “Derivatives and Hedging”. For derivative financial instruments that are accounted for as liabilities, the derivative instrument is initially recorded at its fair value upon issuance and remeasured at each reporting date, with changes in the fair value reported in the unaudited consolidated statements of operations. The classification of derivative financial instruments is evaluated at the end of each reporting period.
The Company accounts for the private placement warrants as liabilities at fair value on the consolidated balance sheets. The private placement warrants are subject to remeasurement at each balance sheet date and any change in fair value is recognized as a component of other income (expense), net on the consolidated statements of operations. The Company will continue to adjust the liability for changes in fair value until the earlier of the exercise or expiration of the private placement warrants. At that time, the portion of the warrant liability related to the private placement warrants will be reclassified to additional paid-in
capital.
The Company accounts for the Subscription Agreements (as defined below) as a liability at fair value on the consolidated balance sheets (the “PIPE with reduction right liability”). The Subscription Agreements are subject to remeasurement at each balance sheet date and any change in fair value is recognized as a component of other income (expense), net on the consolidated statements of operations. The Company will continue to adjust the liability for changes in fair value until the earlier of the closing of the transactions contemplated by the Subscription Agreements or expiration of the Subscription Agreements. At that time, the PIPE with reduction right liability will be reclassified to additional paid-in
capital.
Income Taxes
The Company accounts for income taxes under ASC 740, “Income Taxes” (“ASC 740”), which prescribes a recognition threshold and measurement process for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no
 unrecognized tax benefits and
no
 amounts accrued for interest and penalties as of March 31, 2024 and December 31, 2023. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company has been
subject to income tax examinations by major taxing authorities since inception.
There is currently no taxation imposed on income by the government of the Cayman Islands. In accordance with Cayman income tax regulations, income taxes are not levied on the Company. Consequently, income taxes are not reflected in the Company’s consolidated financial statements. The Company’s management does not expect that the total amount of unrecognized tax benefits will materially change over the next twelve months.
Fair Value of Financial Instruments
The fair value of the Company’s assets and liabilities, which qualify as financial instruments under ASC Topic 820, “Fair Value Measurements and Disclosures,” approximates the carrying amounts represented in the accompanying consolidated balance sheets, primarily due to their short-term nature, except for the warrant liability (see Note 11).
Warrant Liability
The Company accounts for the private placement warrants as liabilities at fair value on the consolidated balance sheets. The private placement warrants are subject to remeasurement at each balance sheet date and any change in fair value is recognized as a component of other income (expense), net on the consolidated statements of operations. The Company will continue to adjust the liability for changes in fair value until the earlier of the exercise or expiration of the private placement warrants. At that time, the portion of the warrant liability related to the private placement warrants will be reclassified to additional paid-in
capital.
Net Income Per Ordinary Shares
The Company has two classes of shares, Class A Ordinary Shares and Class B Ordinary Shares. Income and losses are shared pro rata between the two classes of shares. The Company complies with accounting and disclosure requirements of ASC Topic 260, “Earnings Per Share”. Net income per share is computed by dividing net income by the weighted average number of ordinary shares outstanding for the period. Accretion associated with the redeemable shares of Class A Ordinary Shares is excluded from earnings per share as the redemption value approximates fair value.
The calculation of diluted income (loss) per share does not consider the effect of the warrants issued in connection with the (i) Initial Public Offering, and (ii) the private placement since the exercise of the warrants is contingent upon the occurrence of future events. The warrants are exercisable to purchase
36,733,333
Class A Ordinary
Shares
in the aggregate.
For the three months ended March 31, 2024 and 2023, the Company did not have any dilutive securities or other contracts that could, potentially, be exercised or converted into ordinary shares and then share in the earnings of the Company. As a result, diluted net income per share of ordinary shares is the same as basic net income per shares of ordinary shares for the periods presented.
The following table reflects the calculation of basic and diluted net income per ordinary shares for the three months ended March 31, 2024 and 2023:

	For the Three Months Ended March 31, 2024		For the Three Months Ended March 31, 2023
	Class A	Class B	Class A	Class B
Basic and diluted net income per ordinary share s
Numerator:
Allocation of net income	$4,129,801	$1,032,450	$6,406,917	$1,601,729
Denominator:
Basic and diluted weighted average shares outstanding	75,000,000	18,750,000	75,000,000	18,750,000
Basic and diluted net income per ordinary shares	$0.06	$0.06	$0.09	$0.09
Fair Value of Financial Instruments
Fair value is defined as the price that would be received for sale of an asset or paid for transfer of a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). These tiers include:

•	Level 1, defined as observable inputs such as quoted prices (unadjusted) for identical instruments in active markets;

•
Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable such as quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active; and

•
Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the lowest level input that is significant to the fair value measurement
.

Recently Issued Accounting Standards
Management does not believe that any recently issued, but not yet effective, accounting standards, if currently adopted, would have a material effect on the Company’s consolidated financial statements.

Note
2-Summary
of Significant Accounting Policies
Basis of presentation
The accompanying financial statements of the Company are presented in U.S. dollars in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”).
Principles of Consolidation
The accompanying consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All significant intercompany balances and transactions have been eliminated in consolidation.
Use of estimates
The preparation of financial statements in conformity with U.S. GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period. Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Two of the more significant accounting estimates included in these financial statements is the determination of the fair value of the warrant liability and PIPE with reduction right liability. Such estimates may be subject to change as more current information becomes available and the actual results could differ significantly from those estimates.
Cash equivalents
The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents.
Concentration of Credit Risk
Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash accounts in a financial institution, which, at times, may exceed the Federal Deposit Insurance Corporation limit of $250,000, and investments held in Trust Account. The Company has not experienced losses on these accounts.

Investments Held in Trust Account
The Company’s portfolio of investments was comprised solely of U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act, with a maturity of 185 days or less, or investments in money market funds that invest in U.S. government securities, or a combination thereof until January 2024, when the trustee liquidated such investments and moved the proceeds to an interest-bearing demand deposit account. The Company classifies its U.S. Treasury and equivalent securities as held-to-maturity
in accordance with ASC Topic 320 “Investments - Debt and Equity Securities.”
Held-to-maturity
securities are those securities which the Company has the ability and intent to hold until maturity.
Held-to-maturity
treasury securities are recorded at amortized cost on the accompanying consolidated balance sheets and adjusted for the amortization or accretion of premiums or discounts. Money market funds are presented at fair value at the end of each reporting period. See Note 11.
Offering costs
Offering costs consisted of underwriting, legal, accounting and other expenses incurred directly related to the initial public offering. Upon completion of the initial public offering, offering costs were allocated to the separable financial instruments issued in the initial public offering based on a relative fair value basis, compared to total proceeds received. Offering costs associated with warrant liability were charged to operations. Offering costs allocated to Class A Ordinary Shares were initially charged to temporary equity and then accreted to ordinary shares subject to possible redemption upon the completion of the initial public offering. Offering costs amounted to $42,130,216, of which $42,110,034 was charged to temporary equity upon the completion of the initial public offering and $20,182 was expensed to the consolidated statements of operations.
Class A Ordinary Shares subject to possible redemption
The Company accounts for its Class A Ordinary Shares subject to possible redemption in accordance with the guidance in ASC Topic 480, “Distinguishing Liabilities from Equity (“ASC 480”).” Ordinary shares subject to mandatory redemption are classified as a liability instrument and are measured at fair value. Conditionally redeemable ordinary shares (including ordinary shares that feature redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) are classified as temporary equity. At all other times, ordinary shares are classified as shareholders’ equity. The Class A ordinary shares of the Company feature certain redemption rights that are considered to be outside of the Company’s control and subject to occurrence of uncertain future events. Accordingly, at December 31, 2023 and 2022, Class A ordinary shares subject to possible redemption are presented at redemption value as temporary equity, outside of the shareholders’ equity (deficit) section of the Company’s consolidated balance sheets.
The Company recognizes changes in redemption value immediately as they occur and adjusts the carrying value of Class A ordinary shares to equal the redemption value at the end of each reporting period. Increases or decreases in the carrying amount of redeemable ordinary shares are affected by charges against additional paid-in
 capital and accumulated deficit.

As of December 31, 2023 and 2022, the Class A ordinary shares reflected on the consolidated balance sheets are reconciled in the following table:

Gross proceeds	$750,000,000
Less
Fair value of Public Warrants at issuance	(36,750,000)
Class A ordinary share issuance costs	(42,110,034)
Plus:
Accretion of carrying value to redemption value	85,722,976

Class A Ordinary Shares subject to possible redemption as of December 31, 2022	756,862,942
Plus:
Accretion of carrying value to redemption value	37,787,324

Class A ordinary shares subject to possible redemption as of December 31, 2023	$794,650,266

Derivative financial instruments
The Company does not use derivative instruments to hedge exposures to cash flow, market, or foreign currency risks. The Company evaluates all of its financial instruments, including issued stock purchase warrants, to determine if such instruments are derivatives or contain features that qualify as embedded derivatives, pursuant to ASC 480 and ASC Topic 815, “Derivatives and Hedging”. The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is re-assessed
 at the end of each reporting period.
The Company accounts for the private placement warrants as liabilities at fair value on the consolidated balance sheets. The private placement warrants are subject to remeasurement at each balance sheet date and any change in fair value is recognized as a component of other income (expense), net on the statements of operations. The Company will continue to adjust the liability for changes in fair value until the earlier of the exercise or expiration of the private placement warrants. At that time, the portion of the warrant liability related to the private placement warrants will be reclassified to additional paid-in
capital.
The Company accounts for the Subscription Agreements as a liability at fair value on the consolidated balance sheets (the “
PIPE with reduction right liability
”). The Subscription Agreements are subject to remeasurement at each balance sheet date and any change in fair value is recognized as a component of other income (expense), net on the consolidated statements of operations. The Company will continue to adjust the liability for changes in fair value until the earlier of the closing of the transactions contemplated by the Subscription Agreements or expiration of the Subscription Agreements. At that time, the PIPE with reduction right liability will be reclassified to additional paid-in capital.
Income taxes
The Company accounts for income taxes under ASC Topic 740, “Income Taxes” which prescribes a recognition threshold and measurement process for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not
 to be sustained upon examination by taxing authorities. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of December 31, 2023, December 31, 2022 and December 31, 2021. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company is subject to income tax examinations by major taxing authorities since inception.

There is currently no taxation imposed on income by the government of the Cayman Islands. In accordance with Cayman income tax regulations, income taxes are not levied on the Company. Consequently, income taxes are not reflected in the Company’s financial statements. The Company’s management does not expect that the total amount of unrecognized tax benefits will materially change ove
r the
next twelve months.
Net income (loss) per ordinary share
The Company has two classes of shares, Class A ordinary shares and Class B ordinary shares. Income and losses are shared pro rata between the two classes of shares. The Company complies with accounting and disclosure requirements of ASC Topic 260, “Earnings Per Share”. Net income per share is computed by dividing net income by the weighted average number of ordinary shares outstanding for the period. Accretion associated with the redeemable shares of Class A ordinary share is excluded from earnings per share as the redemption value approximates fair value.
The calculation of diluted income (loss) per share does not consider the effect of the warrants issued in connection with the (i) initial public offering, and (ii) the private placement since the exercise of the warrants is contingent upon the occurrence of future events. The warrants are exercisable to purchase 36,733,333 Class A ordinary share in the aggregate.
As of December 31, 2023 and 2022, the Company did not have any dilutive securities or other contracts that could, potentially, be exercised or converted into ordinary share, and then share in the earnings of the Company. As a result, diluted net income per share is the same as basic net income per share for the period presented.

	For The Year Ended December 31, 2023		For the Year Ended December 31, 2022		For the Period From November 3, 2021 (inception) to December 31, 2021
	Class A	Class B	Class A	Class B	Class A	Class B
Basic and diluted net income (loss) per ordinary share
Numerator:
Allocation of net income (loss)	$13,360,506	$3,340,127	$17,918,827	$4,592,958	$—	$(5,000)
Denominator:
Basic and diluted weighted average shares outstanding	75,000,000	18,750,000	73,150,685	18,750,000	—	18,750,000
Basic and diluted net income per share	$0.18	$0.18	$0.24	$0.24	$—	$—
Fair value of financial instruments
The fair value of the Company’s assets and liabilities, which qualify as financial instruments under ASC Topic 820, “Fair Value Measurements and Disclosures,” approximates the carrying amounts represented in the accompanying balance sheets, primarily due to their short-term
nature, except for the warrant liability and PIPE with reduction right liability (see Notes 9, 10 and 11).
Fair value is defined as the price that would be received for sale of an asset or paid for transfer of a liability, in an orderly transaction between market participants at the measurement date. GAAP establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). These tiers include:

•	Level 1, defined as observable inputs such as quoted prices (unadjusted) for identical instruments in active markets;

•
Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable such as quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active; and

•
Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the lowest level input that is significant to the fair value measurement.
Recently issued accounting standards
Management does not believe that any recently issued, but not yet effective, accounting standards, if currently adopted, would have a material effect on the Company’s financial stateme nts.

STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member]
Accounting Policies [Line Items]
Description of Business, Basis of Presentation and Significant Accounting Policies
1. Description of Business, Basis of Presentation and Significant Accounting Policies
Description of Business
Lions Gate Entertainment Corp. (“Lionsgate” or “Parent”) encompasses world-class motion picture and television studio operations (collectively referred to as the “Studio Business”) and the STARZ premium global subscription platforms (the “Starz Business”) to bring a unique and varied portfolio of entertainment to consumers around the world. Lionsgate has historically had three reportable business segments: (1) Motion Picture, (2) Television Production and (3) Media Networks. The Studio Business was substantially reflected in the Lionsgate Motion Picture and Television Production segments. These financial statements reflect the combination of the assets, liabilities, operations and cash flows reflecting the Studio Business which is referred to in these condensed combined financial statements as the “Studio Business” or the “Company”.
These condensed combined financial statements of the Studio Business have been prepared on a carve-out
basis and are derived from Lionsgate’s consolidated financial statements and accounting records. These condensed combined financial statements reflect the Studio Business’s combined historical financial position, results of operations and cash flows as they were historically managed in accordance with United States (“U.S.”) generally accepted accounting principles (“GAAP”). The condensed combined financial statements may not be indicative of the Studio Business’s future performance and do not necessarily reflect what the financial position, results of operations and cash flows would have been had the Studio Business operated as an independent, publicly traded company during the periods presented.
The Studio Business consists of the Motion Picture and Television Production reportable segments, together with a substantially all of Lionsgate’s corporate general and administrative costs. Motion Picture consists of the development and production of feature films, acquisition of North American and worldwide distribution rights, North American theatrical, home entertainment and television distribution of feature films produced and acquired, and worldwide licensing of distribution rights to feature films produced and acquired. Television Production consists of the development, production and worldwide distribution of television productions including television series, television movies and mini-series, and non-fiction
programming. Television Production includes the domestic and international licensing of Starz original productions to the Starz Business, and the ancillary market distribution of Starz original productions and licensed product. Additionally, the Television Production segment includes the results of operations of 3 Arts Entertainment, a talent management company.
Basis of Presentation
The Studio Business has historically operated as part of Lionsgate and not as a standalone company. The Studio Business’s condensed combined financial statements, representing the historical assets, liabilities, operations and cash flows of the combination of the operations making up the worldwide Studio Business, have been derived from the separate historical accounting records maintained by Lionsgate, and are presented on a carve-out
basis. These condensed combined financial statements reflect the combined historical results of operations, financial position, comprehensive income (loss) and cash flows of the Studio Business for the periods presented as historically managed within Lionsgate through the use of a management approach in identifying the Studio Business’s operations. In using the management approach, considerations over how the business operates were utilized to identify historical operations that should be presented within the carve-out
financial statements. This approach was taken due to the organizational structure of certain legal entities comprising the Studio Business.
All revenues and costs as well as assets and liabilities directly associated with the business activity of the Studio Business are included in the accompanying condensed combined financial statements. Revenues and costs associated with the Studio Business are specifically identifiable in the accounting records maintained by Lionsgate and primarily represent the revenue and costs used for the determination of segment profit of the Motion Picture and Television Production segments of Lionsgate. In addition, the Studio Business costs include an allocation of corporate general and administrative expense (inclusive of share-based compensation) which has been allocated to the Studio Business as further discussed below. Other costs excluded from the Motion Picture and Television Production segment profit but relating to the Studio Business are generally specifically identifiable as costs of the Studio Business in the accounting records of Lionsgate and are included in the accompanying combined financial statements.
Lionsgate utilizes a centralized approach to cash management. Cash generated by the Studio Business is managed by Lionsgate’s centralized treasury function and cash is routinely transferred to the Company or to the Starz Business to fund operating activities when needed. Cash and cash equivalents of the Studio Business are reflected in the combined balance sheets. Payables to and receivables from Lionsgate, primarily related to the Starz Business, are often settled through movement to the intercompany accounts between Lionsgate, the Starz Business and the Studio Business. Other than certain specific balances related to unsettled payables or receivables, the intercompany balances between the Studio Business and Lionsgate have been accounted for as parent net investment. See Note 18 for further details.
The Studio Business is the primary borrower of certain indebtedness (the revolving credit facility, term loan A, and term loan B, together referred to as the “Senior Credit Facilities”) of Lionsgate. The Senior Credit Facilities are generally used as a method of financing Lionsgate’s operations in totality and are not specifically identifiable to the Studio Business or the Starz Business. It is not practical to determine what the capital structure would have been historically for the Studio Business or the Starz Business as standalone companies. A portion of Lionsgate’s corporate debt, Lionsgate’s 5.500% senior notes due April 15, 2029 (the “Senior Notes”) and related interest expense are not reflected in the Studio Business’s condensed combined financial statements. The Studio Business remains a guarantor under the Senior Notes indenture agreement. See Note 6 for further details.
Additional indebtedness directly related to the Studio Business, including production loans, borrowing under the Production Tax Credit and IP Credit Facility, Backlog Facility (each as defined below) and other obligations, are reflected in the Studio Business’s condensed combined financial statements. See Note 7 for further details.
Lionsgate’s corporate general and administrative functions and costs have historically provided oversight over both the Starz Business and the Studio Business. These functions and costs include, but are not limited to, salaries and wages for certain executives and other corporate officers related to executive oversight, investor relations costs, costs for the maintenance of corporate facilities, and other common administrative support functions, including corporate accounting, finance and financial reporting, audit and tax costs, corporate and other legal support functions, and certain information technology and human resources expense. Accordingly, the condensed combined financial statements of the Studio Business include allocations of certain general and administrative expenses (inclusive of share-based compensation) from Lionsgate related to these corporate and shared service functions historically provided by Lionsgate. These expenses have been allocated to the Company on the basis of direct usage when identifiable, with the remainder allocated on a pro rata basis of consolidated Lionsgate revenue, payroll expense or other measures considered to be a reasonable reflection of the historical utilization levels of these services. Accordingly, the Studio Business financial statements may not necessarily be indicative of the conditions that would have existed or the results of operations if the Company had been operated as an unaffiliated entity, and may not be indicative of the expenses that the Company will incur in the future.
The Company also pays certain costs on behalf of the Starz Business such as certain rent expense, employee benefits, insurance and other administrative operating costs which are reflected as expenses of the Starz Business. The Starz Business also pays certain costs on behalf of the Company such as legal expenses, software development costs and severance which are reflected as expenses of the Studio Business. The settlement of reimbursable expenses between the Studio Business and the Starz Business have been accounted for as parent net investment. See Note 18 for further detail of parent net investment included in these condensed combined financial statements.

Management believes the assumptions underlying these condensed combined financial statements, including the assumptions regarding the allocation of general and administrative expenses from Lionsgate to the Studio Business, are reasonable. However, the allocations may not include all of the actual expenses that would have been incurred by the Studio Business and may not reflect its combined results of operations, financial position and cash flows had it been a standalone company during the periods presented. It is not practicable to estimate actual costs that would have been incurred had the Studio Business been a standalone company and operated as an unaffiliated entity during the periods presented. Actual costs that might have been incurred had the Studio Business been a standalone company would depend on a number of factors, including the organizational structure, what corporate functions the Studio Business might have performed directly or outsourced, and strategic decisions the Company might have made in areas such as executive management, legal and other professional services, and certain corporate overhead functions. See Note 18 for further detail of the allocations included in these condensed combined financial statements.
The unaudited condensed combined financial statements have been prepared in accordance with U.S. GAAP for interim financial information and accordingly, they do not include all of the information and footnotes required by U.S. GAAP for complete financial statements. In the opinion of the Company’s management, all adjustments (consisting only of normal recurring adjustments) considered necessary for a fair presentation have been reflected in these unaudited condensed combined financial statements. Operating results for the nine months ended December 31, 2023 are not necessarily indicative of the results that may be expected for the fiscal year ending March 31, 2024. The balance sheet at March 31, 2023 has been derived from the audited combined financial statements at that date, but does not include all the information and footnotes required by U.S. GAAP for complete financial statements. The accompanying unaudited condensed combined financial statements should be read together with the combined financial statements and related notes included in the audited combined financial statements for the fiscal year ended March 31, 2023.
Principles of Consolidation
The accompanying unaudited condensed combined financial statements of the Company have been derived from the consolidated financial statements and accounting records of Lionsgate and reflect certain allocations from Lionsgate as further discussed above.
All significant intercompany balances and transactions within the Company have been eliminated in these condensed combined financial statements.
Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the reporting period. The most significant estimates made by management in the preparation of the financial statements relate to ultimate revenue and costs used for the amortization of investment in films and television programs; estimates related to the revenue recognition of sales or usage-based royalties; fair value of equity-based compensation; the allocations of costs to the Company for certain corporate and shared service functions in preparing the condensed combined financial statements on a carve-out
basis; fair value of assets and liabilities for allocation of the purchase price of companies acquired; income taxes including the assessment of valuation allowances for deferred tax assets; accruals for contingent liabilities; and impairment assessments for investment in films and television programs, property and equipment, equity investments and goodwill. Actual results could differ from such estimates.
Recent Accounting Pronouncements
Segment Reporting:
In November 2023, the Financial Accounting Standards Board (“FASB”) issued guidance which expands public entities’ segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker and included within each reported measure of segment profit or loss, an amount and description of its composition for other segment items, and interim disclosures of a reportable segment’s profit or loss and assets. This guidance is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024, and therefore will be effective beginning with the Company’s financial statements issued for the fiscal year ending March 31, 2025 and subsequent interim periods, with early adoption permitted. The Company is currently evaluating the impact of adopting this guidance on its combined financial statements and disclosures.
Income Taxes:
In December 2023, the FASB issued guidance which expands income tax disclosures by requiring public business entities, on an annual basis, to disclose specific categories in the rate reconciliation and provide additional information for reconciling items that meet a quantitative threshold. Additionally, this guidance requires all entities disaggregate disclosures on the amount of income taxes paid (net of refunds received), income or loss from continuing operations before income tax expense (or benefit) and income tax expense (or benefit) from continuing operations. This guidance is effective for fiscal years beginning after December 15, 2024, and therefore will be effective beginning with the Company’s annual audited combined financial statements for the fiscal year ending March 31, 2026 with early adoption permitted. The Company is currently evaluating the impact of adopting this guidance on its combined financial statements and disclosures.

1. Description of Business, Basis of Presentation and Significant Accounting Policies
Description of Business
Lions Gate Entertainment Corp. (“Lionsgate,” or “Parent”) encompasses world-class motion picture and television studio operations (collectively referred to as the “Studio Business”) and the STARZ-branded premium global subscription platforms (the “Starz Business”) to bring a unique and varied portfolio of entertainment to consumers around the world. Lionsgate has historically had three reportable business segments: (1) Motion Picture, (2) Television Production and (3) Media Networks. The Studio Business is substantially reflected in the Lionsgate Motion Picture and Television Production segments. These financial statements reflect the combination of the assets, liabilities, operations and cash flows reflecting the Studio Business which is referred to in these combined financial statements as the “Studio Business” or the “Company”.
These combined financial statements of the Studio Business have been prepared on a carve-out
basis and are derived from Lionsgate’s consolidated financial statements and accounting records. These combined financial statements reflect the Studio Business’s combined historical financial position, results of operations and cash flows as they were historically managed in accordance with United States (“U.S.”) generally accepted accounting principles (“GAAP”). The combined financial statements may not be indicative of the Studio Business’s future performance and do not necessarily reflect what the financial position, results of operations and cash flows would have been had the Studio Business operated as an independent, publicly traded company during the periods presented.
The Studio Business consists of the Motion Picture and Television Production reportable segments, together with substantially all of Lionsgate’s corporate general and administrative costs. Motion Picture consists of the development and production of feature films, acquisition of North American and worldwide distribution rights, North American theatrical, home entertainment and television distribution of feature films produced and acquired, and worldwide licensing of distribution rights to feature films produced and acquired. Television Production consists of the development, production and worldwide distribution of television productions including television series, television movies and mini-series, and non-fiction
programming. Television Production includes the domestic and international licensing of Starz original productions to the Starz Business, and the ancillary market distribution of Starz original productions and licensed product. Additionally, the Television Production segment includes the results of operations of 3 Arts Entertainment, a talent management company.
Basis of Presentation
The Studio Business has historically operated as part of Lionsgate and not as a standalone company. The Studio Business’s combined financial statements, representing the historical assets, liabilities, operations and cash flows of the combination of the operations making up the worldwide Studio Business, have been derived from the separate historical accounting records maintained by Lionsgate, and are presented on a carve-out
basis. These combined financial statements reflect the combined historical results of operations, financial position, comprehensive income (loss) and cash flows of the Studio Business for the periods presented as historically managed within Lionsgate through the use of a management approach in identifying the Studio Business’s operations. In using the management approach, considerations over how the business operates were utilized to identify historical operations that should be presented within the carve-out
financial statements. This approach was taken due to the organizational structure of certain legal entities comprising the Studio Business.
All revenues and costs as well as assets and liabilities directly associated with the business activity of the Studio Business are included in the accompanying combined financial statements. Revenues and costs associated with the Studio Business are specifically identifiable in the accounting records maintained by Lionsgate and primarily represent the revenue and costs used for the determination of segment profit of the Motion Picture and Television Production segments of Lionsgate. In addition, the Studio Business costs include an allocation of corporate general and administrative expense (inclusive of share-based compensation) which has been allocated to the Studio Business as further discussed below. Other costs excluded from the Motion Picture and Television Production segment profit but relating to the Studio Business are generally specifically identifiable as costs of the Studio Business in the accounting records of Lionsgate and are included in the accompanying combined financial statements.
Lionsgate utilizes a centralized approach to cash management. Cash generated by the Studio Business is managed by Lionsgate’s centralized treasury function and cash is routinely transferred to the Company or to the Starz Business to fund operating activities when needed. Cash and cash equivalents of the Studio Business are reflected in the combined balance sheets. Payables to and receivables from Lionsgate, primarily related to the Starz Business, are often settled through movement to the intercompany accounts between Lionsgate, the Starz Business and the Studio Business. Other than certain specific balances related to unsettled payables or receivables, the intercompany balances between the Studio Business and Lionsgate have been accounted for as parent net investment. See Note 20 for further details.
The Studio Business is the primary borrower of certain corporate indebtedness (the revolving credit facility, term loan A and term loan B, together referred to as the “Senior Credit Facilities”) of Lionsgate. The Senior Credit Facilities are generally used as a method of financing Lionsgate’s operations in totality and are not specifically identifiable to the Studio Business or the Starz Business. It is not practical to determine what the capital structure would have been historically for the Studio Business or the Starz Business as standalone companies. A portion of Lionsgate’s corporate debt, Lionsgate’s 5.500% senior notes due April 15, 2029 (the “Senior Notes”) and related interest expense are not reflected in the Studio Business’s combined financial statements. The Studio Business remains a guarantor under the Senior Notes indenture agreement. See Note 7 for further details.
Additional indebtedness directly related to the Studio Business, including production loans, borrowings under the Production Tax Credit Facility, IP Credit Facility, and Backlog Facility (each as defined below) and other obligations, are reflected in the Studio Business combined financial statements. See Note 8 for further details.
Lionsgate’s corporate general and administrative functions and costs have historically provided oversight over both the Starz Business and the Studio Business. These functions and costs include, but are not limited to, salaries and wages for certain executives and other corporate officers related to executive oversight, investor relations costs, costs for the maintenance of corporate facilities, and other common administrative support functions, including corporate accounting, finance and financial reporting, audit and tax costs, corporate and other legal support functions, and certain information technology and human resources expense. Accordingly, the audited financial statements of the Studio Business, include allocations of certain general and administrative expenses (inclusive of share-based compensation) from Lionsgate related to these corporate and shared service functions historically provided by Lionsgate. These expenses have been allocated to the Company on the basis of direct usage when identifiable, with the remainder allocated on a pro rata basis of consolidated Lionsgate revenue, payroll expense or other measures considered to be a reasonable reflection of the historical utilization levels of these services. Accordingly, the Studio Business financial statements may not necessarily be indicative of the conditions that would have existed or the results of operations if the Company had been operated as an unaffiliated entity, and may not be indicative of the expenses that the Company will incur in the future.
The Company also pays certain costs on behalf of the Starz Business such as certain rent expense, employee benefits, insurance and other administrative operating costs which are reflected as expenses of the Starz Business. The Starz Business also pays certain costs on behalf of the Company such as legal expenses, software development costs and severance which are reflected as expenses of the Studio Business. The settlement of reimbursable expenses between the Studio Business and the Starz Business have been accounted for as parent net investment. See Note 20 for further detail of parent net investment included in these combined financial statements.
Management believes the assumptions underlying these combined financial statements, including the assumptions regarding the allocation of general and administrative expenses from Lionsgate to the Studio Business, are reasonable. However, the allocations may not include all of the actual expenses that would have been incurred by the Studio Business and may not reflect its combined results of operations, financial position and cash flows had it been a standalone company during the periods presented. It is not practicable to estimate actual costs that would have been incurred had the Studio Business been a standalone company and operated as an unaffiliated entity during the periods presented. Actual costs that might have been incurred had the Studio Business been a standalone company would depend on a number of factors, including the organizational structure, what corporate functions the Studio Business might have performed directly or outsourced, and strategic decisions the Company might have made in areas such as executive management, legal and other professional services, and certain corporate overhead functions. See Note 20 for further detail of the allocations included in these combined financial statements.
Generally Accepted Accounting Principles
These combined financial statements have been prepared in accordance with GAAP.
Principles of Consolidation
The accompanying combined financial statements of the Company have been derived from the consolidated financial statements and accounting records of Lionsgate and reflect certain allocations from Lionsgate as further discussed above.
All significant intercompany balances and transactions within the Company have been eliminated in these combined financial statements.
Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the reporting period. The most significant estimates made by management in the preparation of the financial statements relate to ultimate revenue and costs used for the amortization of investment in films and television programs; estimates related to the revenue recognition of sales or usage-based royalties; fair value of equity-based compensation; the allocations of costs to the Company for certain corporate and shared service functions in preparing the combined financial statements on a carve-out
basis; fair value of assets and liabilities for allocation of the purchase price of companies or assets acquired; income taxes including the assessment of valuation allowances for deferred tax assets; accruals for contingent liabilities; impairment assessments for investment in films and television programs, property and equipment, equity investments and goodwill. Actual results could differ from such estimates.
Reclassifications
Certain amounts presented in prior years have been reclassified to conform to the current year’s presentation.
Significant Accounting Policies
Revenue Recognition
The Company’s Motion Picture and Television Production segments generate revenue principally from the licensing of content in domestic theatrical exhibition, home entertainment (e.g., digital media and packaged media), television, and international market places.

Revenue is recognized upon transfer of control of promised services or goods to customers in an amount that reflects the consideration the Company expects to receive in exchange for those services or goods. Revenues do not include taxes collected from customers on behalf of taxing authorities such as sales tax and value-added tax.
Revenue also includes licensing of motion pictures and television programming (including Starz original productions) to the Starz Business. See Note 20 for further details.
Licensing Arrangements.

The Company’s content licensing arrangements include fixed fee and minimum guarantee arrangements, and sales or usage based royalties.
Fixed Fee or Minimum Guarantees:
The Company’s fixed fee or minimum guarantee licensing arrangements may, in some cases, include multiple titles, multiple license periods (windows) with a substantive period in between the windows, rights to exploitation in different media, or rights to exploitation in multiple territories, which may be considered distinct performance obligations. When these performance obligations are considered distinct, the fixed fee or minimum guarantee in the arrangement is allocated to the title, window, media right or territory as applicable, based on estimates of relative standalone selling prices. The amounts related to each performance obligation (i.e., title, window, media or territory) are recognized when the content has been delivered, and the window for the exploitation right in that territory has begun, which is the point in time at which the customer is able to begin to use and benefit from the content.
Sales or Usage Based Royalties:
Sales or usage based royalties represent amounts due to the Company based on the “sale” or “usage” of the Company’s content by the customer, and revenues are recognized at the later of when the subsequent sale or usage occurs, or the performance obligation to which some or all the sales or usage-based royalty has been allocated and has been satisfied (or partially satisfied). Generally, when the Company licenses completed content with standalone functionality (such as a movie, or television show), its performance obligation will be satisfied prior to the sale or usage. When the Company licenses intellectual property that does not have stand-alone functionality (e.g., brands, themes, logos, etc.), its performance obligation is generally satisfied in the same period as the sale or usage. The actual amounts due to the Company under these arrangements are generally not reported to the Company until after the close of the reporting period. The Company records revenue under these arrangements for the amounts due and not yet reported to the Company based on estimates of the sales or usage of these customers and pursuant to the terms of the contracts. Such estimates are based on information from the Company’s customers, historical experience with similar titles in that market or territory, the performance of the title in other markets, and/or data available in the industry.
Revenues by Market or Product Line.
The following describes the revenues generated by market or product line. Theatrical revenues are included in the Motion Picture segment; home entertainment, television, international and other revenues are applicable to both the Motion Picture and Television Production segments.

•
Theatrical.
Theatrical revenues are derived from the domestic theatrical release of motion pictures licensed to theatrical exhibitors on a picture-by-picture
basis (distributed by the Company directly in the United States and through a sub-distributor
in Canada). Revenue from the theatrical release of feature films are treated as sales or usage-based royalties, are recognized as revenue starting at the exhibition date and are based on the Company’s participation in box office receipts of the theatrical exhibitor.

•	Home Entertainment. Home entertainment consists of Digital Media and Packaged Media.

•
Digital Media.
Digital media includes digital transaction revenue sharing arrangements
(pay-per-view
and
video-on-demand
platforms, electronic sell through (“EST”), and digital rental) and licenses of content to digital platforms for a fixed fee.

Digital Transaction Revenue Sharing Arrangements:
Primarily represents revenue sharing arrangements with certain digital media platforms which generally provide that, in exchange for a nominal or no upfront sales price, the Company shares in the rental or sales revenues generated by the platform on a title-by-title
basis. These digital media platforms generate revenue from rental and EST arrangements, such as download-to-own,
download-to-rent,
and
video-on-demand.
These revenue sharing arrangements are recognized as sales or usage-based royalties based on the performance of these platforms and pursuant to the terms of the contract, as discussed above.
Licenses of Content to Digital Platforms:
Primarily represents the licensing of content to
subscription-video-on-demand
(“SVOD”) or other digital platforms for a fixed fee. As discussed above, revenues are recognized when the content has been delivered and the window for the exploitation right in that territory has begun.

•
Packaged Media.
Packaged media revenues represent the sale of motion pictures and television shows (produced or acquired) on physical discs (DVD’s,
Blu-ray,
4K Ultra HD, referred to as “Packaged Media”) in the retail market. Revenues are recognized, net of an allowance for estimated returns and other allowances, on the later of receipt by the customer or “street date” (when it is available for sale by the customer).

•
Television
.
Television revenues are derived from the licensing to domestic markets (linear pay, basic cable, free television markets, syndication) of motion pictures (including theatrical productions and acquired films) and scripted and unscripted television series, television movies, mini-series, and non-fiction
programming. Television revenues include fixed fee arrangements as well as arrangements in which the Company earns advertising revenue from the exploitation of certain content on television networks. Television also includes revenue from licenses to SVOD platforms in which the initial license of a television series is to an SVOD platform or the traditional pay window for a motion picture is licensed to an SVOD platform. Revenues associated with a title, right, or window from television licensing arrangements are recognized when the feature film or television program is delivered (on an episodic basis for television product) and the window for the exploitation right has begun.

•
International.
International revenues are derived from (1) licensing of the Company’s productions, acquired films, catalog product and libraries of acquired titles to international distributors, on a territory-by-territory
basis; (2) the direct distribution of the Company’s productions, acquired films, and the Company’s catalog product and libraries of acquired titles in the United Kingdom; and (3) licensing to international markets of scripted and unscripted series, television movies, mini-series and non-fiction
programming. License fees and minimum guarantee amounts associated with title, window, media or territory, are recognized when access to the feature film or television program has been granted or delivery has occurred, as required under the contract, and the right to exploit the feature film or television program in that window, media or territory has commenced. Revenues are also generated from sales or usage based royalties received from international distributors based on their distribution performance pursuant to the terms of the contracts after the recoupment of certain costs in some cases, and the initial minimum guarantee, if any, and are recognized when the sale by the Company’s customer generating a royalty due to the Company has occurred.

•
Other.
Other revenues are derived from the licensing of the Company’s film and television and related content (games, music, location-based entertainment royalties, etc.) to other ancillary markets and from commissions and executive producer fees earned related to talent management.

Revenues from the licensing of film and television content and the sales and licensing of music are recognized when the content has been delivered and the license period has begun, as discussed above. Revenues from the licensing of symbolic intellectual property (i.e., licenses of motion pictures or television characters, brands, storylines, themes or logos) is recognized over the corresponding license term. Commissions are recognized as such services are provided.
Deferred Revenue.
Deferred revenue relates primarily to customer cash advances or deposits received prior to when the Company satisfies the corresponding performance obligation.

Deferred revenue also relates to customer payments made in advance of when the Company fulfills its performance obligation and recognizes revenue. This primarily occurs under television production contracts, in which payments may be received as the production progresses, international motion picture contracts, where a portion of the payments are received prior to the completion of the movie and prior to license rights start dates, and pay television contracts with multiple windows with a portion of the revenues deferred until the subsequent exploitation windows commence. These arrangements do not contain significant financing components because the reason for the payment structure is not for the provision of financing to the Company, but rather to mitigate the Company’s risk of customer non-performance
and incentivize the customer to exploit the Company’s content.
See Note 12 for further information.
Accounts Receivable.
Payment terms vary by location and type of customer and the nature of the licensing arrangement. However, other than certain multi-year license arrangements; payments are generally due within 60 days after revenue is recognized. For certain multi-year licensing arrangements, primarily in the television, digital media, and international markets, payments may be due over a longer period. When the Company expects the period between fulfillment of its performance obligation and the receipt of payment to be greater than a year, a significant financing component is present. In these cases, such payments are discounted to present value based on a discount rate reflective of a separate financing transaction between the customer and the Company, at contract inception. The significant financing component is recorded as a reduction to revenue and accounts receivable initially, with such accounts receivable discount amortized to interest income over the period to receipt of payment. The Company does not assess contracts with deferred payments for significant financing components if, at contract inception, the Company expects the period between fulfillment of the performance obligation and subsequent payment to be one year or less.
Cash and Cash Equivalents
Cash and cash equivalents consist of cash deposits at financial institutions and investments in money market mutual funds.
Restricted Cash
At March 31, 2023 and 2022, the Company had restricted cash of $40.5 million and $13.4 million, respectively, primarily representing amounts related to required cash reserves for interest payments associated with the Production Tax Credit Facility, IP Credit Facility and Backlog Facility. Restricted cash is included within the “Other current assets” and “Other assets—non-current”
line items on the combined balance sheets. See Note 19 for further information.
Investment in Films and Television Programs
General.
Investment in films and television programs includes the unamortized costs of films and television programs, which are monetized individually (i.e., through domestic theatrical, home entertainment, television, international or other ancillary-market distribution).
Recording Cost.
Costs of acquiring and producing films and television programs and of acquired libraries are capitalized when incurred. For films and television programs produced by the Company, capitalized costs include all direct production and financing costs, capitalized interest and production overhead. For the years ended March 31, 2023, 2022 and 2021, total capitalized interest was $28.1 million, $
12.8
 million and $2.8 million, respectively. For acquired films and television programs, capitalized costs consist of minimum guarantee payments to acquire the distribution rights.
Amortization.
Costs of acquiring and producing films and television programs and of acquired libraries that are monetized individually are amortized using the individual-film-forecast method, whereby these costs are amortized and participations and residuals costs are accrued in the proportion that current year’s revenue bears to management’s estimate of ultimate revenue at the beginning of the current year expected to be recognized from the exploitation, exhibition or sale of the films or television programs.
Ultimate Revenue.
Ultimate revenue includes estimates over a period not to exceed ten years following the date of initial release of the motion picture. For an episodic television series, the period over which ultimate revenues are estimated cannot exceed ten years following the date of delivery of the first episode, or, if still in production, five years from the date of delivery of the most recent episode, if later. For titles included in acquired libraries, ultimate revenue includes estimates over a period not to exceed twenty years following the date of acquisition.
Development.
Films and television programs in development include costs of acquiring film rights to books, stage plays or original screenplays and costs to adapt such projects. Such costs are capitalized and, upon commencement of production, are transferred to production costs. Projects in development are written off at the earlier of the date they are determined not to be recoverable or when abandoned, or three years from the date of the initial investment unless the fair value of the project exceeds its carrying cost.
Impairment Assessment.
An individual film or television program is evaluated for impairment when an event or change in circumstances indicates that the fair value of an individual film is less than its unamortized cost.
The fair value is determined based on a discounted cash flow analysis of the cash flows directly attributable to the title. To the extent the unamortized costs exceed the fair value, an impairment charge is recorded for the excess.
The discounted cash flow analysis includes cash flows estimates of ultimate revenue and costs as well as a discount rate (a Level 3 fair value measurement, see Note 10 for further information). The discount rate utilized in the discounted cash flow analysis is based on the weighted average cost of capital of the Company plus a risk premium representing the risk associated with producing a particular film or television program. Estimates of future revenue involve measurement uncertainty and it is therefore possible that reductions in the carrying value of investment in films and television programs may be required as a consequence of changes in management’s future revenue estimates.
Property and Equipment, net
Property and equipment is carried at cost less accumulated depreciation. Depreciation is provided for on a straight line basis over the following useful lives:

Computer equipment and software	3—5 years
Furniture and equipment	3—5 years
Leasehold improvements	Lease term or the useful life, whichever is shorter
Land	Not depreciated
The Company periodically reviews and evaluates the recoverability of property and equipment. Where applicable, estimates of net future cash flows, on an undiscounted basis, are calculated based on future revenue estimates. If appropriate and where deemed necessary, a reduction in the carrying amount is recorded based on the difference between the carrying amount and the fair value based on discounted cash flows.
Leases
The Company determines if an arrangement is a lease at its inception. The expected term of the lease used for computing the lease liability and right-of-use
(“ROU”) asset and determining the classification of the lease as operating or financing may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option. The Company also elected to not separate lease components from non-lease
components across all lease categories. Instead, each separate lease component and non-lease
component are accounted for as a single lease component.
Operating Leases.
Operating lease ROU assets, representing the Company’s right to use the underlying asset for the lease term, are included in the “Other assets—non-current”
line item in the Company’s combined balance sheets. Operating lease liabilities, representing the present value of the Company’s obligation to make payments over the lease term, are included in the “Other accrued liabilities” and “Other liabilities—non-current”
line items in the Company’s combined balance sheets. The Company has entered into various short-term operating leases which have an initial term of 12 months or less. These short-term leases are not recorded on the Company’s combined balance sheets. Lease expense for operating leases is recognized on a straight-line basis over the lease term.
The present value of the lease payments is calculated using a rate implicit in the lease, when readily determinable. However, as most of the Company’s leases do not provide an implicit rate, the Company uses its incremental borrowing rate to determine the present value of the lease payments for the majority of its leases.
Variable lease payments that are based on an index or rate are included in the measurement of ROU assets and lease liabilities at lease inception. All other variable lease payments are expensed as incurred and are not included in the measurement of ROU assets and lease liabilities.
The Company did not have any finance leases during the years ended March 31, 2023 and 2022.
Investments
Investments include investments accounted for under the equity method of accounting, and equity investments with and without readily determinable fair value.
Equity Method Investments:
The Company uses the equity method of accounting for investments in companies in which it has a minority equity interest and the ability to exert significant influence over operating decisions of the companies. Significant influence is generally presumed to exist when the Company owns between 20% and 50% of the voting interests in the investee, holds substantial management rights or holds an interest of less than 20% in an investee that is a limited liability partnership or limited liability corporation that is treated as a flow-through entity.
Under the equity method of accounting, the Company’s share of the investee’s earnings (losses) are included in the “equity interests income (loss)” line item in the combined statements of operations. The Company records its share of the net income or loss of most equity method investments on a one quarter lag and, accordingly, during the years ended March 31, 2023, 2022 and 2021, the Company recorded its share of the income or loss generated by these entities for the years ended December 31, 2022, 2021 and 2020, respectively.
Dividends and other distributions from equity method investees are recorded as a reduction of the Company’s investment. Distributions received up to the Company’s interest in the investee’s retained earnings are considered returns on investments and are classified within cash flows from operating activities in the combined statement of cash flows. Distributions from equity method investments in excess of the Company’s interest in the investee’s retained earnings are considered returns of investments and are classified within cash flows provided by investing activities in the combined statements of cash flows.
Other Equity Investments:
Investments in nonconsolidated affiliates in which the Company owns less than 20% of the voting common stock, or does not exercise significant influence over operating and financial policies, are recorded at fair value using quoted market prices if the investment has a readily determinable fair value. If an equity investment’s fair value is not readily determinable, the Company will recognize it at cost less any impairment, adjusted for observable price changes in orderly transactions in the investees’ securities that are identical or similar to the Company’s investments in the investee. The unrealized gains and losses and the adjustments related to the observable price changes are recognized in net income (loss).

Impairments of Investments:
The Company regularly reviews its investments for impairment, including when the carrying value of an investment exceeds its market value. If the Company determines that an investment has sustained an other-than-temporary decline in its value, the investment is written down to its fair value by a charge to earnings. Factors that are considered by the Company in determining whether an other-than-temporary decline in value has occurred include (i) the market value of the security in relation to its cost basis, (ii) the financial condition of the investee, and (iii) the Company’s intent and ability to retain the investment for a sufficient period of time to allow for recovery in the market value of the investment.
For investments accounted for using the equity method of accounting or equity investments without a readily determinable fair value, the Company evaluates information available (e.g., budgets, business plans, financial statements, etc.) in addition to quoted market prices, if any, in determining whether an other-than-temporary decline in value exists. Factors indicative of an other-than-temporary decline include recurring operating losses, credit defaults and subsequent rounds of financing at an amount below the cost basis of the Company’s investment.
Finite-Lived Intangible Assets
Identifiable intangible assets with finite lives are amortized to depreciation and amortization expense over their estimated useful lives, ranging from 5 to 15 years.
Amortizable intangible assets are tested for impairment whenever events or changes in circumstances (triggering events) indicate that the carrying amount of the asset may not be recoverable. If a triggering event has occurred, an impairment analysis is required. The impairment test first requires a comparison of undiscounted future cash flows expected to be generated over the remaining useful life of an asset to the carrying value of the asset. The impairment test is performed at the lowest level of cash flows associated with the asset. If the carrying value of the asset exceeds the undiscounted future cash flows, the asset would not be deemed to be recoverable. Impairment would then be measured as the excess of the asset’s carrying value over its fair value, which would generally be estimated based on a discounted cash flow (“DCF”) model.
The Company monitors its finite-lived intangible assets and changes in the underlying circumstances each reporting period for indicators of possible impairments or a change in the useful life or method of amortization of its finite-lived intangible assets. No such triggering events were identified during the years ended March 31, 2023 and 2022.
Goodwill
At March 31, 2023, the carrying value of goodwill was $795.6 million. Goodwill is allocated to the Company’s reporting units, which are its operating segments or one level below its operating segments (component level). Reporting units are determined by the discrete financial information available for the component and whether that information is regularly reviewed by segment management. Components are aggregated into a single reporting unit if they share similar economic characteristics. The Company’s reporting units for purposes of goodwill impairment testing during the years ended March 31, 2023, 2022 and 2021 were Motion Picture, and the Television and Talent Management businesses, both of which are part of the Television Production segment.
Goodwill is not amortized, but is reviewed for impairment each fiscal year or between the annual tests if an event occurs or circumstances change that indicates it is more-likely-than-not
that the fair value of a reporting unit is less than its carrying value. The Company performs its annual impairment test as of January 1 in each fiscal year. A goodwill impairment loss would be recognized for the amount that the carrying amount of a reporting unit, including goodwill, exceeds its fair value. An entity may perform a qualitative assessment of the likelihood of the existence of a goodwill impairment. The qualitative assessment is an evaluation, based on all identified events and circumstances which impact the fair value of the reporting unit, of whether or not it is more likely than not that the fair value is less than the carrying value of the reporting unit. If the Company believes that as a result of its qualitative assessment it is more likely than not that the fair value of a reporting unit is greater than its carrying amount, a quantitative impairment test is not required but may be performed at the option of the Company.
A quantitative assessment requires determining the fair value of the Company’s reporting units. The determination of the fair value of each reporting unit utilizes DCF analyses and market-based valuation methodologies, which represent Level 3 fair value measurements. Fair value determinations require considerable judgment and requires assumptions and estimates of many factors, including revenue and market growth, operating margins and cash flows, market multiples and discount rates, and are sensitive to changes in these underlying assumptions and factors.
Goodwill Impairment Assessments:
For the Company’s annual goodwill impairment test for fiscal 2022, due to overall macroeconomic conditions, including the uncertainty of the longer-term economic impacts of the
COVID-19
global pandemic, the Company performed a quantitative impairment assessment for all of its reporting units as of January 1, 2022. Based on the Company’s annual quantitative impairment assessment for fiscal 2022, the Company determined that the fair value of each of its reporting units exceeded the related carrying value.
In fiscal 2023, during the second quarter ended September 30, 2022, due to continued adverse macro and microeconomic conditions, including the competitive environment, continued inflationary trends, recessionary economies worldwide, a decline in market valuations for companies in the media and entertainment industry, as well as potential capital market transactions, the Company updated its quantitative impairment assessment for all of its reporting units as of September 30, 2022 based on the most recent data. The DCF analysis components of the fair value estimates were determined primarily by discounting estimated future cash flows, which included weighted average perpetual nominal growth rates ranging from 1.5% to 3.5%, at a weighted average cost of capital (discount rate) ranging from 11.0% to 13.0%, which considered the risk of achieving the projected cash flows, including the risk applicable to the reporting unit, industry and market as a whole. Based on its quantitative impairment assessment, the Company determined that the fair value of its reporting units exceeded the carrying values for all of its reporting units.
For the Company’s annual goodwill impairment test for fiscal 2023, the Company performed a qualitative goodwill impairment assessment for all of its reporting units. The Company’s qualitative assessment considered the increase in the market price of the Company’s common shares from September 30, 2022, the recent performance of the Company’s reporting units, and updated forecasts of performance and cash flows, as well as the continuing micro and macroeconomic environment, and industry considerations, and determined that since the quantitative assessment performed in the quarter ended September 30, 2022, there were no events or circumstances that rise to a level that would more likely than not reduce the fair value of those reporting units below their carrying values; therefore, a quantitative goodwill impairment analysis was not required.
Management will continue to monitor all of its reporting units for changes in the business environment that could impact the recoverability of goodwill in future periods. The recoverability of goodwill is dependent upon the continued growth of revenue and cash flows from the Company’s business activities. Examples of events or circumstances that could result in changes to the underlying key assumptions and judgments used in the Company’s goodwill impairment tests, and ultimately impact the estimated fair value of the Company’s reporting units may include the duration of the
COVID-19
global pandemic, its impact on the global economy and the creation and consumption of the Company’s content; adverse macroeconomic conditions; volatility in the equity and debt markets which could result in higher weighted-average cost of capital; capital market transaction; and the commercial success of the Company’s television programming and motion pictures. While historical performance and current expectations have resulted in fair values of the Company’s reporting units in excess of carrying values, if the Company’s assumptions are not realized, it is possible that an impairment charge may need to be recorded in the future.

Prints, Advertising and Marketing Expenses
The costs of prints, advertising and marketing expenses are expensed as incurred.
Advertising expenses for the year ended March 31, 2023 were $203.4 million (2022 — $201.6 million, 2021—$119.2 million) which were recorded as distribution and marketing expenses in the accompanying combined statements of operations.
Income Taxes
The Company’s results have historically been included in the consolidated U.S. federal income tax return and U.S. state income tax filings of Lionsgate. The Company has computed its provision for income taxes on a separate return basis in these combined financial statements. The separate return method applies the accounting guidance for income taxes to the stand-alone financial statements as if the Company was a separate taxpayer and a stand-alone enterprise for the periods presented. The calculation of income taxes for the Company on a separate return basis requires significant judgment and use of both estimates and allocations. However, as discussed above in Note 1, the combined historical results of the Studio Business are presented on a managed basis rather than a legal entity basis, with certain deductions and other items that are included in the consolidated financial statements of Lionsgate, but not included in the combined financial statements of the Studio Business.
Income taxes are accounted for using an asset and liability approach for financial accounting and reporting for income taxes and recognition and measurement of deferred assets are based upon the likelihood of realization of tax benefits in future years. Under this method, deferred taxes are provided for the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax return purposes. Valuation allowances are established when management determines that it is more likely than not that some portion or all of the net deferred tax asset, on a jurisdiction-by-jurisdiction
basis, will not be realized. The financial effect of changes in tax laws or rates is accounted for in the period of enactment.
From time to time, the Company engages in transactions in which the tax consequences may be subject to uncertainty. Significant judgment is required in assessing and estimating the tax consequences of these transactions. In determining the Company’s tax provision for financial reporting purposes, the Company establishes a reserve for uncertain tax positions unless such positions are determined to be more likely than not of being sustained upon examination, based on their technical merits. The Company’s policy is to recognize interest and/or penalties related to income tax matters in income tax expense.
Government Assistance
The Company has access to government programs that are designed to promote film and television production and distribution in certain foreign countries. The Company also has access to similar programs in certain states within the U.S. that are designed to promote film and television production in those states.
Tax credits earned with respect to expenditures on qualifying film and television productions are recorded as a reduction to investment in films and television programs when the qualifying expenditures have been incurred provided that there is reasonable assurance that the credits will be realized. See Note 3 and Note 19 for further information.
Foreign Currency Translation
Monetary assets and liabilities denominated in currencies other than the functional currency are translated at exchange rates in effect at the balance sheet date. Resulting unrealized and realized gains and losses are included in the combined statements of operations.

Foreign company assets and liabilities in foreign currencies are translated into U.S. dollars at the exchange rate in effect at the balance sheet date. Foreign company revenue and expense items are translated at the average rate of exchange for the fiscal year. Gains or losses arising on the translation of the accounts of foreign companies are included in accumulated other comprehensive income or loss, a separate component of equity.
Derivative Instruments and Hedging Activities
Derivative financial instruments are used by the Company in the management of its foreign currency and interest rate exposures. The Company’s policy is not to use derivative financial instruments for trading or speculative purposes.
The Company uses derivative financial instruments to hedge its exposures to foreign currency exchange rate and interest rate risks. All derivative financial instruments are recorded at fair value in the combined balance sheets. See Note 10 for further information. The effective changes in fair values of derivatives designated as cash flow hedges are recorded in accumulated other comprehensive income or loss and included in unrealized gains (losses) on cash flow hedges until the underlying hedged item is recognized in earnings. The effective changes in the fair values of derivatives designated as cash flow hedges are reclassified from accumulated other comprehensive income or loss to net income or net loss when the underlying hedged item is recognized in earnings. If the derivative is not designated as a hedge, changes in the fair value of the derivative are recognized in earnings. See Note 18 for further discussion of the Company’s derivative financial instruments.
Parent Net Investment
Parent net investment in the combined balance sheets is presented in lieu of shareholders’ equity and represents Lionsgate historical investment in the Company, the accumulated net earnings (losses) after taxes and the net effect of settled transactions with and allocations from Lionsgate. All transactions reflected in parent net investment by Lionsgate in the accompanying combined balance sheets have been considered as financing activities for purposes of the combined statements of cash flows.
Share-Based Compensation
Certain Company employees participate in the share-based compensation plans sponsored by Lionsgate. Lionsgate share-based compensation awards granted to employees of the Company consist of stock options, restricted share units and share appreciation rights. As such, the awards to Company employees are reflected in parent net investment within the combined statements of equity (deficit) at the time they are expensed. The combined statements of operations also include an allocation of Lionsgate corporate and shared employee share-based compensation expenses.
The Company measures the cost of employee services received in exchange for an award of equity instruments based on the grant date fair value of the award. The fair value is recognized in earnings over the period during which an employee is required to provide service. See Note 13 for further discussion of the Company’s share-based compensation.
Transfers of Financial Assets
The Company enters into arrangements to sell certain financial assets (i.e., monetize its trade accounts receivables). For a transfer of financial assets to be considered a sale, the asset must be legally isolated from the Company and the purchaser must have control of the asset. Determining whether all the requirements have been met includes an evaluation of legal considerations, the extent of the Company’s continuing involvement with the assets transferred and any other relevant considerations. When the true sales criteria are met, the Company derecognizes the carrying value of the financial asset transferred and recognizes a net gain or loss on the sale. The proceeds from these arrangements with third party purchasers are reflected as cash provided by operating activities in the combined statements of cash flows. If the sales criteria are not met, the transfer is considered a secured borrowing and the financial asset remains on the combined balance sheets with proceeds from the sale recognized as debt and recorded as cash flows from financing activities in the combined statements of cash flows. See Note 19 for discussion of the Company’s accounts receivable monetization.
Recent Accounting Pronouncements
Accounting Guidance Adopted in Fiscal 2023
Government Assistance:
In November 2021, the Financial Accounting Standards Board (“FASB”) issued guidance which requires certain annual disclosures about transactions with a government that are accounted for by applying a grant or contribution accounting model. The Company adopted this guidance on April 1, 2022 and is applying its provisions prospectively, with no material impact to the Company’s financial statements. See Note 3 and Note 19 for information related to production tax credits.
Accounting Guidance Adopted in Fiscal 2022
Reference Rate Reform:
In March 2020, the FASB issued guidance which provides optional expedients and exceptions for applying GAAP to contract modifications, hedging relationships, and other transactions affected by the market transition from the London Interbank Offered Rate (“LIBOR”) and other interbank offered rates to alternative reference rates, if certain criteria are met. Additionally, in January 2021, the FASB issued additional guidance, which allows entities to elect certain optional expedients and exceptions when accounting for derivative contracts and certain hedging relationships affected by changes in the interest rates. In December 2022, the FASB issued final guidance deferring the sunset date of the transition relief. The guidance is applicable to contract modifications made between March 12, 2020 and December 31, 2024 and hedging relationships that exist as of the beginning of an interim period that includes March 12, 2020 and new eligible hedging relationships designated in subsequent periods. The Company adopted this guidance on July 1, 2021 and is applying its provisions prospectively through December 31, 2024, with no material impact to the Company’s combined financial statements.